LVIP Inflation Plus Fund Performance Management - LVIP Inflation Plus Fund	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The Fund will adopt the performance of Lincoln Inflation Plus Fund (the “Predecessor Fund”) as the result of a reorganization of the Class I and Class A shares of the Predecessor Fund into the Standard Class and Service Class of the Fund, respectively, which will take place on November 20, 2026 (the “Reorganization”). The Predecessor Fund had substantially similar objectives, policies, and investment strategies as the Fund. Prior to the Reorganization, the Fund had not yet commenced operations.The information shows: (a) how the Predecessor Fund’s Class I shares investment results have varied from year to year; and (b) how the average annual total returns of the Predecessor Fund’s Class I and Class A shares compare with those of a broad measure of market performance. The returns shown for periods ending prior to the Reorganization are those of the Class I and Class A shares of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are different than those of the Predecessor Fund. Standard Class and Service Class shares returns of the Fund would have been different from the returns of Class I and Class A shares of the Predecessor Fund as they have different expenses. The bar chart shows performance of the Predecessor Fund’s Class I shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows: (a) how the Predecessor Fund’s Class I shares investment results have varied from year to year; and (b) how the average annual total returns of the Predecessor Fund’s Class I and Class A shares compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Prior to the Reorganization, the Fund had not yet commenced operations.
Bar Chart Does Not Reflect Sales Loads [Text]	 The bar chart shows performance of the Predecessor Fund’s Class I shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart [Heading]	Annual Total Returns (%)
Bar Chart Closing [Text Block]
Performance Table Heading	Average Annual Total Returns for periods ended 12/31/25
Performance Table Market Index Changed	The Predecessor Fund’s broad-based securities market benchmark index is the Morningstar Emerging Markets Sovereign Bond GR USD. The Fund’s broad-based securities market benchmark index is the Morningstar Global Core Bond GR USD. The Fund has a different benchmark than the Predecessor Fund because LFI believes that the Morningstar Global Core Bond GR USD is more representative of the Fund's investment strategy.
Service Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date
Bar Chart, Year to Date Return	14.95%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	6.26%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	1.87%
Lowest Quarterly Return, Date	Jun. 30, 2025